United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	FTIIX
B	FTBBX
C	FTIBX
Institutional	FGTBX

Federated Global Total Return Bond Fund
(formerly, Federated International Bond Fund)
Fund Established 1991

A Portfolio of Federated International Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[2,4]
United States	46.3%	46.0%
Japan	9.7%	16.8%
Germany	6.0%	—
United Kingdom	4.0%	3.2%
Argentina	3.6%	—
Mexico	3.2%	2.9%
Italy	3.0%	—
France	2.7%	—
Canada	2.3%	2.7%
Spain	2.1%	—
Belgium	1.6%	—
Australia	1.4%	0.2%
Austria	1.4%	—
Poland	1.3%	0.3%
Other[5]	1.5%	0.8%
Russia	—	(0.9)%
New Zealand	—	(1.7)%
Switzerland	—	0.7%
Euro	—	19.1%
SUB-TOTAL	90.1%	90.1%
Cash Equivalents[6]	3.2%	3.2%
Derivative Contracts[7]	0.0%[8]	0.0%[8]
Other Assets and Liabilities—Net[9]	6.7%	6.7%
TOTAL	100.0%	100.0%
Semi-Annual Shareholder Report

1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).
5	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
6	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
8	Represents less than 0.05%.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—54.1%
	AUSTRALIAN DOLLAR—1.6%
	Sovereign—1.6%
300,000	Australia, Government of, 2.75%, 4/21/2024	$231,250
170,000	Australia, Government of, Series 21, 5.50%, 6/21/2021	143,169
	TOTAL AUSTRALIAN DOLLAR	374,419
	BRITISH POUND—5.3%
	Banking—1.2%
200,000	ICAP PLC, Sr. Unsecd. Note, Series EMTN, 5.50%, 7/31/2018	268,962
	Insurance—0.9%
150,000	MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	209,334
	Sovereign—3.2%
140,000	United Kingdom, Government of, 3.25%, 1/22/2044	238,195
5,000	United Kingdom, Government of, 4.25%, 12/7/2027	8,497
100,000	United Kingdom, Government of, Bond, 4.25%, 3/7/2036	184,286
50,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 7/22/2047	61,581
150,000	United Kingdom, Government of, Unsecd. Note, 4.00%, 3/7/2022	226,963
	TOTAL	719,522
	TOTAL BRITISH POUND	1,197,818
	CANADIAN DOLLAR—2.6%
	Sovereign—2.6%
200,000	Canada, Government of, 5.75%, 6/1/2029	216,673
500,000	Canada, Government of, Unsecd. Note, 0.75%, 9/1/2021	367,794
	TOTAL CANADIAN DOLLAR	584,467
	DANISH KRONE—0.2%
	Mortgage Banks—0.2%
246,778	Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	42,674
	EURO—21.6%
	Banking—4.4%
230,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.75%, 10/26/2023	255,665
200,000	Intesa Sanpaolo SpA, Sub. Note, Series EMTN, 3.928%, 9/15/2026	234,471
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.75%, 8/24/2022	499,993
	TOTAL	990,129
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—17.2%
290,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 0.75%, 10/20/2026	$333,755
340,000	[1,2]	Belgium, Government of, 0.80%, 6/22/2025	396,865
70,000		France, Government of, 0.50%, 5/25/2025	79,523
210,000		France, Government of, 4.25%, 10/25/2023	300,040
80,000		France, Government of, Bond, 4.50%, 4/25/2041	142,587
75,000		France, Government of, OAT, 5.50%, 4/25/2029	128,452
410,000		Germany, Government of, 1.75%, 2/15/2024	520,520
90,000		Germany, Government of, Bond, 4.75%, 7/4/2034	166,187
600,000	[3]	Germany, Government of, Unsecd. Note, 0.00%, 10/8/2021	689,574
350,000		Italy, Government of, 2.15%, 12/15/2021	418,231
100,000	[1,2]	Italy, Government of, Sr. Unsecd. Note, 2.70%, 3/1/2047	100,164
125,000	[1,2]	Netherlands, Government of, 1.75%, 7/15/2023	156,808
120,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	133,980
100,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	126,097
50,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	62,989
150,000	[1,2]	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	174,582
		TOTAL	3,930,354
		TOTAL EURO	4,920,483
		JAPANESE YEN—10.7%
		Sovereign—10.7%
60,000,000		Japan, Government of, 1.90%, 12/20/2023	612,347
18,500,000		Japan, Government of, Sr. Secd. Note, 0.10%, 12/15/2018	167,728
25,000,000		Japan, Government of, Sr. Unsecd. Note, 0.10%, 6/20/2019	226,885
60,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	618,273
34,500,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	382,693
40,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	436,074
		TOTAL JAPANESE YEN	2,444,000
		MEXICAN PESO—3.3%
		Sovereign—3.3%
4,500,000		Mexico, Government of, 8.50%, 12/13/2018	245,608
10,000,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	508,264
		TOTAL MEXICAN PESO	753,872
		POLISH ZLOTY—1.3%
		Sovereign—1.3%
1,200,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	306,125
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		SWEDISH KRONA—0.7%
		Sovereign—0.7%
1,350,000		Sweden, Government of, 1.00%, 11/12/2026	$162,692
		U.S. DOLLAR—6.8%
		Banking—3.5%
250,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	262,165
270,000		Comerica Bank, Sr. Unsecd. Note, Series BKNT, 2.50%, 6/2/2020	270,998
47,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	50,290
200,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	211,700
		TOTAL	795,153
		Finance—0.8%
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	189,484
		State/Provincial—0.7%
150,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.90%, 11/1/2027	151,547
		Transportation & Logistics—1.1%
235,000	[1,2]	Aeropuertos Argentina 2000 SA, Sec. Fac. Bond, Series 144A, 6.875%, 2/1/2027	244,987
		Utilities—0.7%
170,000	[1,2]	Capex SA, Sr. Unsecd. Note, Series 144A, 6.875%, 5/15/2024	171,700
		TOTAL U.S. DOLLAR	1,552,871
		TOTAL BONDS (IDENTIFIED COST $12,156,576)	12,339,421
		U.S. TREASURY—21.6%
585,000		United States Treasury Bond, 2.875%, 11/15/2046	584,647
1,320,000		United States Treasury Note, 1.00%, 11/30/2018	1,315,579
565,000		United States Treasury Note, 1.375%, 12/15/2019	565,152
565,000		United States Treasury Note, 1.75%, 11/30/2021	566,170
180,000		United States Treasury Note, 2.00%, 11/15/2026	176,826
1,690,000		United States Treasury Note, 2.125%, 11/30/2023	1,707,934
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,848,639)	4,916,308
		INVESTMENT COMPANIES—17.6%[4]
64,101		Emerging Markets Core Fund	651,907
730,343		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[5]	730,562
193,726		Federated Mortgage Core Portfolio	1,912,080
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued[4]
79,276	Federated Project and Trade Finance Core Fund	$728,549
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,052,880)	4,023,098
	TOTAL INVESTMENTS (IDENTIFIED COST $21,058,095)[6]	21,278,827
	OTHER ASSETS AND LIABILITIES - NET—6.7%[7]	1,529,951
	TOTAL NET ASSETS—100%	$22,808,778
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]Euro-Bund Futures, Short Futures	1	EUR 182,343	June 2017	$(1,082)
[8]Euro-OAT Futures, Long Futures	2	EUR 340,534	June 2017	$1,765
[8]United States Treasury Notes Ultra Bond, Long Futures	4	$542,938	September 2017	$2,572
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,255
At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/11/2017	Bank of America	$675,000	12,620,475 MXN	$6,360
8/11/2017	Citibank	11,037,500 RUB	$190,483	$1,084
8/11/2017	Citibank	$325,000	6,126,898 MXN	$394
8/11/2017	Citibank	$350,000	6,691,157 MXN	$(4,501)
8/11/2017	JPMorgan	300,000 AUD	4,314,255 MXN	$(5,897)
8/11/2017	JPMorgan	600,000 EUR	$672,266	$4,385
8/11/2017	JPMorgan	175,000 GBP	323,240 NZD	$(2,678)
8/11/2017	JPMorgan	350,000 GBP	637,972 NZD	$662
8/11/2017	JPMorgan	$220,000	12,637,130 RUB	$670
8/14/2017	JPMorgan	400,000 NZD	31,316,684 JPY	$(792)
Contracts Sold:
8/11/2017	Bank of America	300,000 AUD	4,263,810 MXN	$3,225
8/11/2017	Bank of America	200,000 EUR	4,243,500 MXN	$(728)
8/11/2017	Bank of America	100,000 EUR	2,114,150 MXN	$(766)
8/11/2017	Bank of America	$337,500	6,331,995 MXN	$(2,027)
8/11/2017	Barclays	500,000 EUR	$560,665	$(3,211)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/11/2017	BNP Paribas	450,000 AUD	$336,055	$2,044
8/11/2017	Citibank	11,037,500 RUB	$185,629	$(5,938)
8/11/2017	Goldman Sachs	350,000 GBP	657,935 NZD	$13,460
8/11/2017	JPMorgan	200,000 EUR	172,437 GBP	$(2,864)
8/11/2017	JPMorgan	350,000 GBP	$449,627	$(2,366)
8/11/2017	JPMorgan	220,000 GBP	$285,874	$1,765
8/11/2017	JPMorgan	175,000 GBP	328,262 NZD	$6,231
8/11/2017	Natixis	600,000 NZD	$422,700	$(1,767)
8/14/2017	BNP Paribas	850,000 PLN	25,168,349 JPY	$(303)
8/14/2017	Credit Agricole	400,000 NZD	31,266,000 JPY	$333
8/14/2017	JPMorgan	$185,000	20,473,295 JPY	$503
11/15/2017	JPMorgan	$180,000	176,288 CHF	$4,059
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$11,337
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $2,315,464, which represented 10.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $2,315,464, which represented 10.2% of total net assets.
3	Zero coupon bond.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $21,134,232.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$12,339,421	$—	$12,339,421
U.S. Treasury	—	4,916,308	—	4,916,308
Investment Companies[1]	730,562	—	—	4,023,098
TOTAL SECURITIES	$730,562	$20,548,265	$—	$21,278,827
Other Financial Instruments:
Assets
Futures Contracts	$4,337	$—	$—	$4,337
Foreign Exchange Contracts	—	45,175	—	45,175
Liabilities
Futures Contracts	(1,082)	—	—	(1,082)
Foreign Exchange Contracts	—	(33,838)	—	(33,838)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,255	$11,337	$—	$14,592
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $3,292,536 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Emerging Markets Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.78	$9.52	$10.16	$10.58	$11.65	$11.67
Income From Investment Operations:
Net investment income[1]	0.03	0.02	0.06	0.11	0.14	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.22	0.24	(0.70)	(0.39)	(0.86)	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.26	(0.64)	(0.28)	(0.72)	0.48
Less Distributions:
Distributions from net investment income	(0.24)	—	—	(0.14)	(0.35)	(0.50)
Net Asset Value, End of Period	$9.79	$9.78	$9.52	$10.16	$10.58	$11.65
Total Return[2]	2.67%	2.73%	(6.30)%	(2.65)%	(6.36)%	4.29%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.66%[3]	0.15%	0.57%	1.02%	1.32%	1.31%
Expense waiver/reimbursement[4]	1.88%[3]	1.40%	1.20%	1.02%	0.95%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,759	$24,366	$30,725	$51,347	$49,202	$59,710
Portfolio turnover	108%	87%	90%	87%	44%	67%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.40	$9.22	$9.91	$10.31	$11.32	$11.35
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.06)	(0.02)	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.21	0.24	(0.67)	(0.38)	(0.84)	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.18	(0.69)	(0.35)	(0.78)	0.38
Less Distributions:
Distributions from net investment income	(0.17)	—	—	(0.05)	(0.23)	(0.41)
Net Asset Value, End of Period	$9.44	$9.40	$9.22	$9.91	$10.31	$11.32
Total Return[3]	2.32%	1.95%	(6.96)%	(3.44)%	(7.00)%	3.44%
Ratios to Average Net Assets:
Net expenses	1.76%[4]	1.75%	1.74%	1.74%	1.74%	1.74%
Net investment income (loss)	(0.09)%[4]	(0.59)%	(0.18)%	0.29%	0.55%	0.58%
Expense waiver/reimbursement[5]	1.65%[4]	1.16%	0.96%	0.78%	0.70%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$362	$544	$901	$1,515	$1,986	$3,444
Portfolio turnover	108%	87%	90%	87%	44%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $(0.01).
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017					Year Ended November 30,
	2016		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.31	$9.14	$9.83	$10.23	$11.26	$11.29
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.06)	(0.02)	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.21	0.23	(0.67)	(0.37)	(0.83)	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.17	(0.69)	(0.34)	(0.77)	0.38
Less Distributions:
Distributions from net investment income	(0.17)	—	—	(0.06)	(0.26)	(0.41)
Net Asset Value, End of Period	$9.35	$9.31	$9.14	$9.83	$10.23	$11.26
Total Return[3]	2.38%	1.86%	(7.02)%	(3.35)%	(7.04)%	3.49%
Ratios to Average Net Assets:
Net expenses	1.76%[4]	1.75%	1.74%	1.74%	1.74%	1.74%
Net investment income (loss)	(0.08)% [4]	(0.59)%	(0.17)%	0.29%	0.56%	0.57%
Expense waiver/reimbursement[5]	1.67%[4]	1.16%	0.95%	0.78%	0.70%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,690	$2,209	$3,356	$6,642	$8,887	$11,647
Portfolio turnover	108%	87%	90%	87%	44%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $(0.01).
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2017[1]
Net Asset Value, Beginning of Period	$9.56
Income From Investment Operations:
Net investment income[2]	0.04
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.48
Less Distributions:
Distributions from net investment income	(0.24)
Net Asset Value, End of Period	$9.80
Total Return[3]	5.14%
Ratios to Average Net Assets:
Net expenses	0.76%[4]
Net investment income	0.99%[4]
Expense waiver/reimbursement[5]	1.78%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,998
Portfolio turnover	108%[6]
1	Reflects operations for the period December 16, 2016 (date of initial investment) to May 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended May 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $4,023,098 of investments in affiliated holdings (Note 5) (identified cost $21,058,095)		$21,278,827
Cash denominated in foreign currencies (identified cost $1,549,419)		1,568,626
Restricted cash (Note 2)		11,780
Income receivable		133,334
Unrealized appreciation on foreign exchange contracts		45,175
Receivable for shares sold		2,920
Receivable for daily variation margin on futures contracts		1,236
Receivable for investments sold		236
TOTAL ASSETS		23,042,134
Liabilities:
Payable for shares redeemed	$125,847
Unrealized depreciation on foreign exchange contracts	33,838
Payable for investments purchased	236
Payable for portfolio accounting fees	47,030
Payable for auditing fees	13,972
Payable for other service fees (Notes 2 and 5)	2,115
Payable to adviser (Note 5)	1,988
Payable for distribution services fee (Note 5)	1,501
Accrued expenses (Note 5)	6,829
TOTAL LIABILITIES		233,356
Net assets for 2,338,889 shares outstanding		$22,808,778
Net Assets Consists of:
Paid-in capital		$25,262,762
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		258,112
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		(2,771,153)
Undistributed net investment income		59,057
TOTAL NET ASSETS		$22,808,778
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($15,759,071 ÷ 1,609,808 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.79
Offering price per share (100/95.50 of $9.79)	$10.25
Redemption proceeds per share	$9.79
Class B Shares:
Net asset value per share ($362,238 ÷ 38,387 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.44
Offering price per share	$9.44
Redemption proceeds per share (94.50/100 of $9.44)	$8.92
Class C Shares:
Net asset value per share ($1,689,581 ÷ 180,778 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share (99.00/100 of $9.35)	$9.26
Institutional Shares:
Net asset value per share ($4,997,888 ÷ 509,916 shares outstanding) $0.0001 par value, 500,000,000 shares authorized	$9.80
Offering price per share	$9.80
Redemption proceeds per share	$9.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Interest			$138,350
Dividends received from affiliated holdings (Note 5)			63,521
TOTAL INCOME			201,871
Expenses:
Investment adviser fee (Note 5)		$90,601
Administrative fee (Note 5)		9,482
Custodian fees		9,253
Transfer agent fees		28,445
Directors'/Trustees' fees (Note 5)		4,111
Auditing fees		18,772
Legal fees		4,570
Distribution services fee (Note 5)		33,826
Other service fees (Notes 2 and 5)		25,848
Portfolio accounting fees		66,226
Share registration costs		38,794
Printing and postage		12,674
Miscellaneous (Note 5)		8,711
TOTAL EXPENSES		351,313
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(90,601)
Waiver/reimbursement of other operating expenses	(132,647)
TOTAL WAIVERS AND REIMBURSEMENTS		(223,248)
Net expenses			128,065
Net investment income			73,806
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $14,544 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			(1,554,889)
Net realized gain on futures contracts			2,383
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			2,032,581
Net change in unrealized depreciation of futures contracts			7,273
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			487,348
Change in net assets resulting from operations			$561,154
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,806	$23,185
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,552,506)	1,061,823
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	2,039,854	(205,269)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	561,154	879,739
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(601,138)	—
Class B Shares	(9,720)	—
Class C Shares	(39,000)	—
Institutional Shares	(2)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,860)	—
Share Transactions:
Proceeds from sale of shares	8,210,666	21,358,782
Net asset value of shares issued to shareholders in payment of distributions declared	443,022	—
Cost of shares redeemed	(12,875,905)	(30,101,899)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,222,217)	(8,743,117)
Change in net assets	(4,310,923)	(7,863,378)
Net Assets:
Beginning of period	27,119,701	34,983,079
End of period (including undistributed net investment income of $59,057 and $635,111, respectively)	$22,808,778	$27,119,701
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated International Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one non-diversified portfolio, Federated Global Total Return Bond Fund (formerly, Federated International Bond Fund) (the “Fund”). The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015 and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to obtain a total return on its assets.
Effective December 16, 2016, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain
Semi-Annual Shareholder Report

fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $223,248 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay fees (“Other Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$22,787
Class B Shares	566
Class C Shares	2,495
TOTAL	$25,848
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Semi-Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $772,120 and $243,369, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $441,320 and $428,199, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased options contracts held by the Fund throughout the period was $11,200. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$45,175	Unrealized depreciation on foreign exchange contracts	$33,838
Interest rate contracts	Receivable for daily variation margin on futures contracts	3,255*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$48,430		$33,838
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[1]	Foreign Exchange Contracts[1]	Total
Equity contracts	$(23,043)	$—	$—	$(23,043)
Foreign exchange contracts	—	(13,900)	64,206	50,306
Interest rate contracts	25,426	—	—	25,426
TOTAL	$2,383	$(13,900)	$64,206	$52,689

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[2]	Foreign Exchange Contracts[2]	Total
Foreign exchange contracts	$—	$(42,994)	$(22,857)	$(65,851)
Interest rate contracts	7,273	—	—	7,273
TOTAL	$7,273	$(42,994)	$(22,857)	$(58,578)
1	The net realized gain/(loss) on Foreign Exchange Contracts and Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts and Purchased Options is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2017, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$45,175	$(19,899)	$—	$25,276

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign exchange contracts	$33,838	$(19,899)	$—	$12,172
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. CApital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	298,480	$2,849,004	2,033,395	$21,123,601
Shares issued to shareholders in payment of distributions declared	43,117	402,712	—	—
Shares redeemed	(1,223,922)	(11,655,430)	(2,767,163)	(28,178,382)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(882,325)	$(8,403,714)	(733,768)	$(7,054,781)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	1,025	$9,251	—	$—
Shares redeemed	(20,532)	(188,544)	(39,814)	(402,574)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(19,507)	$(179,293)	(39,814)	$(402,574)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	18,227	$165,333	23,629	$235,181
Shares issued to shareholders in payment of distributions declared	3,470	31,059	—	—
Shares redeemed	(78,117)	(719,347)	(153,581)	(1,520,943)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(56,420)	$(522,955)	(129,952)	$(1,285,762)

	Period Ended 5/31/2017[1]		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	542,171	$5,196,329	—	$—
Shares redeemed	(32,255)	(312,584)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	509,916	$4,883,745	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(448,336)	$(4,222,217)	(903,534)	$(8,743,117)
1	Reflects operations for the period December 16, 2016 (date of initial investment) to May 31, 2017.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $21,134,232. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $144,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $505,094.and net unrealized depreciation from investments for those securities having an excess of cost over value of $360,499.
As of November 30, 2016, the Fund had a capital loss carryforward of $893,408 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$724,822	NA	$724,822
2018	$168,586	NA	$168,586
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For six months ended May 31, 2017, the Adviser voluntarily waived $89,867 of its fee and voluntarily reimbursed $109,860 of other operating expenses.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$24,645	$(22,787)
Class B Shares	7,485	—
Class C Shares	1,696	—
TOTAL	$33,826	$(22,787)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $3,505 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $657 in sales charges from the sale of Class A Shares. FSC also retained $663 of CDSC relating to redemptions of Class B Shares.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $974 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2017, the Adviser reimbursed $734. Transactions with the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Federated Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	1,534,613	63,511	—	—	1,598,124
Purchases/Additions	10,255,005	82,613	195,691	241,756	10,775,065
Sales/Reductions	(11,059,275)	(66,848)	(131,590)	(48,030)	(11,305,743)
Balance of Shares Held 5/31/2017	730,343	79,276	64,101	193,726	1,067,446
Value	$730,562	$728,549	$651,907	$1,912,080	$4,023,098
Dividend Income	$ 5,876	$ 17,524	$ 15,545	$ 24,576	$63,521
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$24,325,932
Sales	$28,777,057
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
11. Subsequent Event
On June 16, 2017, the Fund filed a registration statement on Form N-14, pursuant to which the Fund would acquire all or substantially all of the assets of Federated Prudent DollarBear Fund, a portfolio of Federated Income Securities Trust, in complete liquidation and termination of Federated Prudent DollarBear Fund. The reorganization is expected to be completed during the third quarter of 2017.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 05/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.70	$5.05
Class B Shares	$1,000	$1,023.20	$8.88
Class C Shares	$1,000	$1,023.80	$8.83
Institutional Shares	$1,000	$1,051.40	$3.57[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.04
Class B Shares	$1,000	$1,016.16	$8.85
Class C Shares	$1,000	$1,016.21	$8.80
Institutional Shares	$1,000	$1,021.14	$3.83[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.76%
Class C Shares	1.75%
Institutional Shares	0.76%
2	“Actual” expense information for the Fund's Institutional Shares is for the period December 16, 2017 (date of initial investment) to May 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by 167/365 (to reflect the period from initial investment to May 31, 2017). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Global Total Return Bond Fund (the “Fund”)
(formerly, Federated International Bond Fund)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Semi-Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Semi-Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420G408
CUSIP 31420G507
CUSIP 31420G606
CUSIP 31420G879
2061602 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017